EMISSIONS SCHEMES AND RELATED ENVIRONMENTAL PLANS (Tables)	12 Months Ended
Dec. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of Cost Environmental Schemes and Related Environmental Plans
Cost of emission schemes and related environmental programmes recognised in the Consolidated Statement of Income

	$ million
	2021		2020
ETS and related schemes	331		150
Biofuels [A]	2,609	[B]	1,137
Renewable power	455		364
Total	3,395		1,651
[A] Represents the cost of biofuel certificates required for compliance purposes over and above those generated from self-blending activities.
[B] Includes the cost under the German Fuel Emissions Trading Act (BEHG) applying since January 1, 2021.

Summary of Emission Schemes and Related Environmental Plans
Purchased environmental certificates (presented under Other Intangible assets, see Note 8) [A]

	$ million
	ETS and related schemes	Biofuels	Renewable power	Total
At January 1, 2021	157	780	76	1,013
Additions	292	2,450	405	3,147
Settlements	(115)	(754)	(355)	(1,224)
Other movements	(50)	(114)	(25)	(189)
At December 31, 2021	284	2,362	101	2,747

Summary of Obligations
Obligation (presented under Other payables, see Note 16)

	$ million
	ETS and related schemes		Biofuels [B]	Renewable power	Total
At January 1, 2021
Current	(154)		(1,549)	(290)	(1,993)
Non-current	—		(54)	(6)	(60)
	(154)		(1,603)	(296)	(2,053)
Additions	(781)		(2,756)	(487)	(4,024)
Additions covered by government grants	456	[A]			456
Settlements	150		755	491	1,396
Other movements	59		160	(10)	209
	(116)		(1,841)	(6)	(1,963)

At December 31, 2021
Current	(270)		(3,262)	(273)	(3,805)
Non-current	—		(182)	(29)	(211)
	(270)		(3,444)	(302)	(4,016)
[A] Emission certificates that were allocated free of charge at an equivalent fair value at grant date.
[B] Includes the liability under the German Fuel Emissions Trading Act (BEHG) applying since January 1, 2021.